INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 11,635
Cost at end of year	14,386	$ 11,635
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(880)	(576)
Disposals	12	0
Amortization	(450)	(371)
Foreign currency translation	9	67
Cost at end of year	$ (1,309)	$ (880)